SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Payroll and related employee accruals	$ 14,192	$ 14,017
Governmental authorities	2,651	2,301
Holdback Amount	800	0
Other	174	113
Total other current liabilities	$ 17,817	$ 16,431